Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 26	$ 27	$ 52	$ 55
Interest costs	28	24	56	49
Expected return on plan assets	(48)	(43)	(97)	(88)
Amortization of actuarial losses (gains)	1	9	2	18
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	(3)	(1)	(5)	(1)
Net benefit cost	3	15	7	32
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	8	9	17	18
Interest costs	6	4	11	9
Expected return on plan assets	(5)	(4)	(11)	(9)
Amortization of actuarial losses (gains)	(3)	0	(5)	(1)
Amortization of past service credits/plan amendments	(1)	0	(1)	0
Regulatory adjustments	1	0	2	1
Net benefit cost	$ 6	$ 9	$ 13	$ 18